Acquisitions (Details 12) (USD $)	6 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Oct. 03, 2011	Nov. 30, 2012	Mar. 31, 2011
Acquisitions
Cash paid to acquire ownership interests, net of cash acquired	$ 658,764,000	$ 392,605,000	$ 1,268,810,000	$ 490,805,000	$ 297,401,000
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	1,170,490,000		1,107,006,000	555,220,000	167,245,000			8,568,000
Consideration paid for acquisition
Cash paid for water facilities				14,000,000
Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment	2 years		2 years
Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment	30 years		30 years
Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			3 years
Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment			25 years
Buildings and leasehold improvements | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment	3 years		3 years
Buildings and leasehold improvements | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment	40 years		40 years
Osterman
Acquisitions
Cash paid to acquire ownership interests, net of cash acquired						94,900,000
Working capital items, post-closing payment							4,800,000
General and administrative expense					800,000
Equity issuance costs					100,000
Estimated fair values of the assets acquired and liabilities assumed
Accounts receivable - trade						9,350,000
Inventories						3,869,000
Prepaid expenses and other current assets						215,000
Goodwill						52,267,000
Assumed liabilities						(9,654,000)
Fair value of net assets acquired						181,516,000
Consideration paid for acquisition
Cash paid for water facilities						94,873,000
Value of common units issued to acquire ownership interests						81,880,000
Working capital payment (paid in November 2012)						4,763,000
Total consideration paid						181,516,000
Osterman | Trade names
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets						8,500,000
Osterman | Customer relationships
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets						54,500,000
Useful life of intangible assets						20 years
Osterman | Non-compete agreements
Estimated fair values of the assets acquired and liabilities assumed
Intangible assets						700,000
Useful life of intangible assets						7 years
Osterman | Land
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						2,349,000
Osterman | Retail propane equipment
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						47,160,000
Osterman | Retail propane equipment | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment						15 years
Osterman | Retail propane equipment | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment						20 years
Osterman | Vehicles
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						7,699,000
Osterman | Vehicles | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment						5 years
Osterman | Vehicles | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment						20 years
Osterman | Buildings and leasehold improvements
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						3,829,000
Useful life of property, plant and equipment						30 years
Osterman | Other
Estimated fair values of the assets acquired and liabilities assumed
Property, plant and equipment						$ 732,000
Osterman | Other | Minimum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment						3 years
Osterman | Other | Maximum
Estimated fair values of the assets acquired and liabilities assumed
Useful life of property, plant and equipment						5 years
Osterman | Common Units
Acquisitions
Number of common units issued to acquire business (in shares)					4,000,000	4,000,000
Price per unit of units sold in initial public offering (in dollars per share)						$ 20.47